SHARE CAPITAL	12 Months Ended
Dec. 31, 2021
SHARE CAPITAL
Share Capital

20. SHARE CAPITAL

(a) Authorized

The authorized share capital of the Company consists of an unlimited number of Common Shares. At December 31, 2021, the Company had 24,124,955 (2020 – 18,051,883, 2019 – 12,129,951) Common Shares issued and outstanding.

Subsequent to December 31, 2021, on January 14, 2022, the Company’s share capital was consolidated on the basis of one (1) new share for each ten (10) old shares. All common share, warrant, option and per share amounts have been retroactively adjusted.

(b) Equity issuances

During the year ended December 31, 2021

On February 5, 2021, the Company closed its non-brokered private placement (the “February 2021 Placement”) through the issuance of 1,000,000 Common Shares at a price of $3.75 per Common Share. The February 2021 Placement raised gross cash proceeds of $3,750,000. The Company paid $73,875 in cash as finder’s fees.

On February 10, 2021, under the terms of the APA the Company acquired the Minago Project for aggregate consideration of US$11,675,000, which consisted of a US$6,675,000 (“Property Payment”) credit against certain secured debt owed by Victory Nickel to the Company at closing (Note 15) and US$5,000,000 in the Company’s common shares (“Consideration Shares”) to be issued over a one-year period. In satisfaction of the Consideration Shares to be issued, an initial tranche of 536,363 Consideration Shares at a value of $2,413,634 was issued on February 9, 2021. A further 1,008,150 Shares and 460,718 Shares tranches were issued on August 31st, 2021 and December 30, 2021 respectively with a total value of $3,818,003 to Victory Nickel.

On November 15, 2021, the Company closed its non-brokered private placement (the “November 2021 Placement”) offering of 1,700,000 Shares at a price per Common Share of $ 2.20 for aggregate gross proceeds of $3,740,000. In connection with the November 2021 Placement, the Company paid $84,492 in cash and issued 35,405 Common Share purchase warrants (“Finder’s Warrants”) to certain finders as finder’s fees. Each Finder’s Warrant is exercisable to acquire one Share at a price of $2.60 until September 22, 2022 (21,305 Finder’s Warrants) and October 21, 2022 (14,100 Finder’s Warrants).

The fair value of $42,651 of the Finder’s Warrants determined using the Black Scholes option pricing model using the following assumptions: (1) a risk-free interest rate of 2%; (2) expected life of one year; (3) expected volatility of 107%; and (4) dividend yield of nil. The Company has recorded the fair value of the finder’s units as share issuance costs.

During the year ended December 31, 2021, 1,268,341 Common Share purchase warrants were exercised for total proceeds of $2,601,997 and settlement of outstanding payables for services of $660,000 (Note 25).

During the year ended December 31, 2021, 99,500 stock options were exercised for total proceeds of $206,824.

During the year ended December 31, 2020

On May 1, 2020, and on May 20, 2020, the Company closed two tranches of a non-brokered private placement (the “May 2020 Private Placement”) for aggregate gross proceeds of $1,930,500 and share compensation for services of $45,500 through the issuance of 1,520,000 units of the Company (each, a “Unit”) at a price of $1.30 per Unit. Each Unit is comprised of one Common Share and one Common Share purchase warrant (each, a “Warrant”). Each Warrant entitles the holder to purchase one Common Share at an exercise price of $1.60 for a period of three years from the date of issuance. The Company paid $3,250 in cash and issued 15,690 Units as finder’s fees in connection with the May 2020 Private Placement. The Units issued as a finder’s fee have been valued at $24,000 based on the offering price of the Units under the May 2020 Private Placement. The Company has recorded the fair value of the finder’s units as share issuance costs.

The Company issued 160,100 Common Shares with a value of $640,400 as a bonus payment to certain directors, officers, employees, and consultants of the Company.

On September 18, 2020, the Company issued 400,000 Common Shares at a value of $5 per Common Share in relation with purchase of Bisoni Project in Nevada, USA.

On November 24, 2020, the Company closed its bought deal short form prospectus offering pursuant to which the Company has issued 2,300,000 Common Shares at a price of $4 per Common Share for aggregate gross proceeds of $9,200,000 (the ”Offering”). Pursuant to the terms and conditions of the Underwriting Agreement, the Company paid a cash commission to the Underwriters of $534,000, additional fees of $391,544 and issued 133,500 Share purchase warrants as a finder’s fee in relation with the Offering. The fair value of $226,917 of the issued warrants determined using the Black-Scholes option pricing model using the following assumptions: (1) a risk-free interest rate of 0.2%; (2) expected life of one year; (3) expected volatility of 107%, and (4) dividend yield of nil. The Company has recorded the fair value of the finder’s units as share issuance costs.

During the year ended December 31, 2020, the Company issued 123,375 Common Shares on the exercise of stock options for total proceeds of $299,812.

During the year ended December 31, 2020, the Company issued 1,402,767 Common Shares on the exercise of warrants for aggregate gross proceeds of $3,072,194 and share compensation for services of $35,000.

During the year ended December 31, 2019

On September 6, 2019, the Company closed its non-brokered private placement for $2,600,000 through the issuance of 1,300,000 Common Shares at a price of $2 per Common Share. The Company paid $15,209 and issued 52,500 Common Shares as a finder’s fee valued at $105,000. $175,000 of the private placement was for prepaid consulting fees for the Company’s executive chairman, of which $35,000 is included in prepaid expenses as at December 31, 2019 and $41,503 for services. Included in accounts receivable as at December 31, 2019 is $30,497 of subscriptions receivable.

On October 18, 2019, the Company closed its non-brokered private placement for gross proceeds of $3,900,000 through the issuance of 975,000 Common Shares at a price of $4 per Common Share. Also, the Company issued 65,450 Common Shares as a finder’s fee valued at $261,800.

On October 9, 2019, the Company issued 10,495 Common Shares with a value of $43,030, to its directors to settle director fees debts owing to them.

The Company issued 62,250 and 65,143 Common Shares on the exercise of stock options and warrants respectively for total proceeds of $424,822.

The Company issued 50,000 sign-on bonus Common Shares with a fair value of $2.30 per Common Share to an officer valued at $115,000.

On September 26, 2019, the Company issued 17,500 Common Shares valued at $59,500 for consulting services.

(c) Share-based compensation plan

The Company has a 10% rolling equity-based compensation plan in place, as approved by the Company’s shareholders on September 10, 2021 (the “2021 Plan”). Under the 2021 Plan the Company may grant stock options, bonus shares or stock appreciation rights. All stock options and other share-based awards granted by the Company, or to be granted by the Company, since the implementation of the 2021 Plan will be issued under, and governed by, the terms and conditions of the 2021 Plan. The stock option vesting terms are determined by the Board of Directors on the date of grant with a maximum term of 10 years.

During the year ended December 31, 2021, the Company granted 680,000 incentive stock options to its directors, officers, employees and consultants. The options are exercisable at an exercise prices ranging from $2.60 to $3.70 per Common Share and expiry dates ranging from May 24, 2026 to September 22, 2026 and vest at 12.5% per quarter for the first two years following the date of grant.

During the year ended December 31, 2020, the Company granted 382,000 incentive stock options to its directors, officers, employees and consultants. The options are exercisable at an exercise prices ranging from $2.20 to $5.00 per Common Share and expiry dates ranging from January 6, 2025 to August 17, 2025 and vest at 12.5% per quarter for the first two years following the date of grant.

During the year ended December 31, 2019, the Company granted 396,500 incentive stock options to its directors, officers, employees and consultants. The options are exercisable at an exercise prices ranging from $2.20 to $4.40 per Common Share and expiry dates ranging from April 1, 2024 to November 15, 2024 and vest at 12.5% per quarter for the first two years following the date of grant.

The following is a summary of the changes in the Company’s stock options from December 31, 2019 to December 31, 2021:

	Number of Options	Weighted Average Exercise Price
Outstanding, December 31, 2018	959,100	$3.40
Granted	396,500	$3.10
Expired	(31,500)	$6.50
Cancelled	(224,700)	$3.20
Forfeited	(79,400)	$5.40
Exercised	(62,250)	$2.80
Outstanding, December 31, 2019	957,750	$3.10
Granted	382,000	$2.80
Expired	(9,000)	$5.00
Cancelled	(180,125)	$3.00
Exercised	(123,375)	$2.40
Outstanding, December 31, 2020	1,027,250	$3.10
Granted	680,000	$2.60
Expired	(5,000)	$2.00
Cancelled	(25,000)	$2.60
Exercised	(99,500)	$2.10
Outstanding, December 31, 2021	1,577,750	$3.00

As of December 31, 2021, the following the Company stock options were outstanding:

Exercise	Expiry	Options Outstanding	Exercisable	Unvested
Price	Date	December 31, 2021
$2.60	September 22, 2026	650,000	81,250	568,750
$3.70	May 24, 2026	30,000	7,500	22,500
$5.00	August 17, 2025	72,000	45,000	27,000
$2.20	May 4, 2025	203,125	152,344	50,781
$4.40	November 1, 2024	110,000	110,000	-
$2.00	July 29, 2024	144,875	144,875	-
$3.30	October 17, 2023	61,000	61,000	-
$2.80	April 6, 2023	59,750	59,750	-
$3.10	February 20, 2023	20,000	20,000	-
$3.50	September 1, 2022	86,000	86,000	-
$3.30	June 12, 2022	79,000	79,000	-
$4.90	January 12, 2022	62,000	62,000	-
		1,577,750	908,719	669,031

Share-based payment expenses resulting from stock options are amortized over the corresponding vesting periods. During the years ended December 31, 2021, 2020 and 2019, the share-based payment expenses were calculated using the following weighted average assumptions:

	Year ended December 31
	2021	2020	2019
Risk-free interest rate	1.46%	1.46%	1.54%
Expected life of options in years	4.54	4.06	4.5
Expected volatility	105.91%	132.74%	132.75%
Expected dividend yield	Nil	Nil	Nil
Expected forfeiture rate	12%	12%	12%
Weighted average fair value of options granted during the period	$2.01	$3.00	$3.10

The expected volatility used in the Black-Scholes option pricing model is based on the historical volatility of the Company’s shares. The expected forfeiture rate is based on the historical forfeitures of options issued.

Share-based payments charged to operations and assets were allocated between deferred mineral properties, and general and administrative expenses. Share-based payments are allocated between being either capitalized to deferred exploration costs where related to mineral properties or expensed as general and administrative expenses where otherwise related to the general operations of the Company.

For the year ended December 31, 2021, 2020, and 2019, share-based payments were recorded as follows:

SILVER ELEPHANT MINING CORP.

Share-based expense for the year ended December 31 2021

	2021	2020	2019
Consolidated Statement of Operations
Share based payments	583,801	770,617	707,802
	$583,801	$770,617	$707,802
Consolidated Statement of Financial Position
Gibellini exploration	89,452	124,855	79,888
Pulacayo exploration	70,059	86,772	39,139
	159,511	211,627	119,027
Total share-based payments	$743,312	$982,244	$826,829

On July 29, 2019, further to the voluntary forfeiture of share options held by certain directors, officers, and employees with expiry dates on April 7, 2020, June 22, 2020, and November 14, 2023, at exercise prices ranging from $5 to $6.50, the Company granted 127,500 new stock options to such individuals with an expiry date of July 29, 2024 at an exercise price of $2 per Common Share subject to a two-year vesting schedule whereby 12.5% vest per quarter following the date of grant. During the year ended December 31, 2020, the re-issuing of these options was approved by the TSX and by the shareholders. There was no increase to the incremental fair value of the share options as a result of these modifications. The impact of these modifications was calculated using the following weighted average assumptions: (1) a risk-free interest rate of 1.46%; (2) expected life of five years; (3) expected volatility of 133.89%, (4) forfeiture rate of 12%, and (5) dividend yield of nil.

(d) Share purchase warrants

The following is a summary of the changes in The Company’s share purchase warrants from December 31, 2019 to December 31, 2021:

	Number of Warrants	Weighted Average Exercise Price
Outstanding, December 31, 2018	2,731,803	$4.40
Exercised	(65,143)	$3.80
Outstanding, December 31, 2019	2,666,660	$4.40
Issued	1,669,190	$1.80
Expired	(275,976)	$5.10
Exercised	(1,402,767)	$2.20
Outstanding, December 31, 2020	2,657,107	$2.30
Issued	335,405	$4.54
Expired	(254,691)	$3.33
Exercised	(1,268,341)	$2.57
Outstanding, December 31, 2021	1,469,480	$2.39

On February 8, 2021, the Company issued 300,000 Share purchase warrants as a part of consideration for mining claims acquisition (Note 15). The fair value of $886,544 of the issued warrants determined using the Black-Scholes option pricing model using the following assumptions: (1) a risk-free interest rate of 0.2%; (2) expected life of two years; (3) expected volatility of 137%, and (4) dividend yield of nil.

As of December 31, 2021, the following share purchase warrants were outstanding:

Exercise Price	Expiry Date	Number of Warrants at December 31, 2021
$4.76	February 8, 2023	300,000
$1.60	May 20, 2023	496,200
$1.60	May 1, 2023	463,800
$2.60	October 21, 2022	14,100
$2.60	September 22, 2022	21,305
$2.60	June 13, 2022	52,159
$2.60	April 12, 2022	100,250
$2.60	January 13, 2022	21,666
		1,469,480